5A. INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Inventories	$ 132,511	$ 165,225
Accounts receivable	143,780	235,207
Intangible assets	0	25,738
Accrued expenses	36,621	44,112
Net operating loss and tax credit carry forwards	17,863,473	17,977,742
Plant and equipment	4,629	15,018
Stock compensation	90,504	89,515
Other- investment impairments	127,855	127,855
Total deferred income tax assets	18,399,373	18,680,412
Valuation allowance	(18,399,373)	(18,680,412)
Net deferred tax assets	$ 0	$ 0